Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025
C000232236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Focus Fund (Institutional Class/MIFOX)
Average Annual Return, Percent	19.18%	12.85%	[1]
C000020960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Focus Fund (Investor Class/MFOCX)
Average Annual Return, Percent	18.82%			15.09%	17.33%
C000020961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund (Investor Class/MGRIX)
Average Annual Return, Percent	19.13%			13.61%	16.52%
C000232237 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund (Institutional Class/MIGWX)
Average Annual Return, Percent	19.43%	11.38%	[2]
C000232238 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Midcap Growth Focus Fund (Institutional Class/MIDFX)
Average Annual Return, Percent	37.44%	11.34%	[3]
C000020962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Midcap Growth Focus Fund (Investor Class/MXXIX)
Average Annual Return, Percent	37.09%			14.75%	15.42%
C000020963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Opportunities Fund (Investor Class/MIOFX)
Average Annual Return, Percent	34.45%			13.58%	11.80%
C000232239 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Opportunities Fund (Institutional Class/MIIOX)
Average Annual Return, Percent	34.80%	14.45%	[4]
C000232240 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fund (Institutional Class/MIGOX)
Average Annual Return, Percent	33.81%	13.53%	[5]
C000048905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fund (Investor Class/MGLBX)
Average Annual Return, Percent	33.45%			13.69%	15.71%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.60%	12.02%	[1]	16.47%	15.30%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.41%	11.09%	[3]	15.74%	14.71%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Average Annual Return, Percent	14.99%	8.49%	[4]	11.15%	8.17%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World® Index
Average Annual Return, Percent	17.27%	9.96%	[5]	13.54%	11.91%
Russell Midcap Growth Benchmark Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Benchmark Index
Average Annual Return, Percent	22.02%	7.45%	[3]	11.26%	13.37%

[1]	December 6, 2021
[2]	December 6, 2021
[3]	December 6, 2021
[4]	December 6, 2021
[5]	December 6, 2021